Cover	Nov. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39048
Entity Registrant Name	AvePoint, Inc.
Entity Central Index Key	0001777921
Entity Tax Identification Number	83-4461709
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 Washington Boulevard Suite 1400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	793-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AVPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false